CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014
Income Statement
Revenues	$ 745,706	$ 42,771	$ 4,299,187	$ 693,096
Cost of Revenues	291,014	0	3,275,587	379,066
Gross Profit	454,692	42,771	1,023,600	314,030
Operating Expenses	908,860	358,411	5,421,508	3,468,599
Income(loss) from Continuing Operations	(454,168)	(315,640)	(4,397,908)	(3,154,569)
Other Income (Expenses)
Interest expense	(9,328)	(280,975)	(319,054)	(1,325,975)
Non-Operating (expense) income	5,330	1,197	225,990	0
Total Other Income (Expenses)	(3,998)	(279,778)	(93,064)	(1,325,975)
Income(loss) from Continuing Operations Before Income Taxes	(458,166)	(595,418)	(4,490,972)	(4,480,544)
Income Tax Expense	0	0	0	0
Net Income(Loss)	(458,166)	(595,418)	(4,490,972)	(4,480,544)
Income(loss) attributable to non-controlling interest	(35,655)	(68,666)	(443,574)	(4,817)
Net Income(Loss) Attributable To Leo Motors, Inc.	(422,511)	(526,752)	(4,047,398)	(4,485,361)
Other Comprehensive Income:
Net Income(Loss)	(458,166)	(595,418)	(4,490,972)	(4,480,544)
Unrealized foreign currency translation gain	78,120	(3,255)	739,891	(42,899)
Comprehensive Income(loss) Attributable to Leo Motors, Inc.	$ (344,391)	$ (530,007)	$ (3,751,081)	$ (4,523,443)
Net Loss per Common Share:
Basic	$ (0.00)	$ (0.00)	$ (0.03)	$ (0.05)
Diluted	$ (0.00)	$ (0.00)	$ (0.03)	$ (0.05)
Weighted Average Common Shares Outstanding:
Basic	161,878,686	149,069,490	155,866,313	97,393,209
Diluted	161,878,686	149,972,010	155,866,313	98,056,098